Capital Structure - Warrants and Treasury Stock (Details) - USD ($)		1 Months Ended	3 Months Ended	9 Months Ended	12 Months Ended
	Apr. 15, 2014	Jan. 31, 2016	Apr. 09, 2014	Sep. 30, 2015	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Class of Warrant or Right [Line Items]
Warrants date of expiration					Apr. 10, 2019
Share price			$ 2.38		$ 0.16	$ 0.86
Warrant fair value			$ 0.31
Fair value assumptions - Exercise price	$ 2.65
Fair value assumptions - Volatility			54.05%		62.43%	54.84%
Payments for repurchase of common stock					$ 113,667	$ 0	$ 0
Neige International Inc.
Class of Warrant or Right [Line Items]
Warrants issued	500,000
Warrants, Redemption terms
Class of Warrant or Right [Line Items]
Warrants redemption, Description					In addition, the Company has the right, commencing one year after issuance of the warrants, to call all of the outstanding warrants for redemption at a price of $0.01 for each warrant and upon not less than 30 days prior written notice of redemption to each warrant holder, subject to certain conditions, including that the reported last sale price of the Company's common shares is at least $5.00 for any 20 trading days within a 30 consecutive trading day period ending on the third business day prior to the notice of redemption to warrant holders.
Warrants redemption, Price per warrant					$ 0.01
Warrants redemption, Threshold trading days					20 days
Warrants redemption, Threshold consecutive trading days					30 days
Minimum | Warrants, Redemption terms
Class of Warrant or Right [Line Items]
Share price					$ 5
Share repurchase program
Class of Warrant or Right [Line Items]
Shares repurchase program, Authorized amount as a percentage of company's outstanding common shares				10.00%
Share repurchase program - period in force				12 months
Shares repurchase program, Shares acquired					208,160
Payments for repurchase of common stock					$ 113,667
Subsequent event | Share repurchase program
Class of Warrant or Right [Line Items]
Treasury stock, Shares cancelled		208,160